Other investments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Schedule of other investments

				$ million
		2018		2017
	Current	Non-current	Current	Non-current
Equity investments[a]	1	482	15	418
Other	221	859	110	827
	222	1,341	125	1,245

[a]	The majority of equity investments are unlisted.